Schedule of Investments (unaudited) September 30, 2020	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 4.9%
Alabama Special Care Facilities Financing Authority-Birmingham Alabama, Refunding RB, Series C, 5.00%, 11/15/46	$73,875	$86,758,061
Black Belt Energy Gas District, RB, Series A-1, 4.00%, 12/01/49(a)	235,160	269,862,561
City of Homewood Albama, Refunding GO, 5.25%, 09/01/46	27,625	33,138,950
Southeast Alabama Gas Supply District, RB, Series A, 4.00%, 06/01/49(a)	220,000	243,850,200
State of Alabama Docks Department, Refunding RB, 6.00%, 10/01/20(b)	16,315	16,315,000
Tuscaloosa County Industrial Development Authority, Refunding RB(c)
Series A, 4.50%, 05/01/32	7,045	7,532,585
Series A, 5.25%, 05/01/44	8,980	9,830,496

		667,287,853

Arizona — 1.4%
Arizona Industrial Development Authority, RB(c)
5.00%, 07/01/39	1,000	1,081,760
5.00%, 07/01/49	3,305	3,472,375
5.00%, 07/01/54	13,655	14,310,613
Series A, 5.00%, 07/01/39	1,300	1,339,299
Series A, 5.00%, 07/01/49	2,010	2,030,864
Arizona Industrial Development Authority, Refunding RB(c)
Series A, 5.25%, 07/01/37	2,830	3,053,683
Series A, 5.50%, 07/01/52	2,450	2,620,520
City of Phoenix Civic Improvement Corp., RB, 5.00%, 07/01/44	35,000	45,388,000
Industrial Development Authority of the City of Phoenix, RB
6.88%, 07/01/23(b)	3,440	4,068,075
Series A, 6.50%, 07/01/34(c)	2,000	2,191,880
Series A, 6.75%, 07/01/44(c)	3,500	3,800,125
Industrial Development Authority of the City of Phoenix, Refunding RB, 5.00%, 07/01/45(c)	2,280	2,369,969
Industrial Development Authority of the County of Pima, RB(c)
5.00%, 06/15/47	10,400	10,427,560
5.00%, 06/15/52	19,280	19,343,238
Maricopa County Industrial Development Authority, Refunding RB, Series A, 5.00%, 01/01/38	27,000	32,209,380
Pinal County Industrial Development Authority, RB, AMT, 6.25%, 06/01/26	400	440,224
Salt River Project Agricultural Improvement & Power District, RB, 4.00%, 01/01/39	26,730	32,152,982
Salt River Project Agricultural Improvement & Power District, Refunding RB, Series A, 5.00%, 12/01/45	15,000	17,664,600

		197,965,147

Security	Par (000)	Value

Arkansas(c) — 0.5%
Arkansas Development Finance Authority, RB
AMT, 4.50%, 09/01/49	$35,365	$35,614,677
AMT, 4.75%, 09/01/49	31,500	31,496,220

		67,110,897

California — 9.4%
Bay Area Toll Authority, Refunding RB, 4.00%, 04/01/47	10,000	11,223,600
California Health Facilities Financing Authority, Refunding RB, Series A, 5.00%, 11/15/48	10,000	11,956,500
California Infrastructure & Economic Development Bank, RB, Series A, AMT, 0.45%, 01/01/50(a)(c)	24,000	23,998,080
California State Public Works Board, RB, Series A, 5.00%, 09/01/39	5,000	5,810,300
California Statewide Communities Development Authority, RB, 5.25%, 12/01/48(c)	2,000	2,229,140
City of Los Angeles California Wastewater System Revenue, RB, Series A, 5.25%, 06/01/47	27,620	34,262,610
City of Los Angeles California, RB, 4.00%, 06/24/21	477,600	490,834,296
City of Los Angeles Department of Airports, ARB, Series C, AMT, 5.00%, 05/15/45	16,260	19,994,434
City of Los Angeles Department of Airports, Refunding ARB, AMT, Subordinate, 5.00%, 05/15/44	10,000	12,015,200
City of Los Angeles Department of Airports, Refunding RB
Series A, 5.00%, 05/15/38	19,000	24,016,380
Series A, 5.00%, 05/15/40	31,715	39,817,231
City of San Jose California Hotel Tax Revenue, RB
6.50%, 05/01/36	1,510	1,559,317
6.50%, 05/01/42	5,130	5,288,261
Gilroy Public Facilities Financing Authority, Refunding RB, 6.00%, 11/01/33	6,535	7,579,489
Golden State Tobacco Securitization Corp., Refunding RB
Series A-1, 5.00%, 06/01/47	19,600	20,186,040
Series A-1, 5.25%, 06/01/47	9,535	9,864,053
Series A-2, 5.00%, 06/01/47	31,735	32,709,264
Los Angeles Department of Water & Power Power System Revenue, Refunding RB
Series B, 5.25%, 07/01/37	13,500	16,835,445
Series B, 5.25%, 07/01/38	15,000	18,654,150
Series B, 5.25%, 07/01/39	7,000	8,680,980
Los Angeles Department of Water, Refunding RB
Series A, 5.25%, 07/01/39	40,000	40,474,000
Series A, 5.00%, 07/01/41	25,000	25,275,750
Series A, 5.25%, 07/01/44	19,000	23,521,240
Norman Y Mineta San Jose International Airport SJC, Refunding RB
Series A-1, AMT, 5.75%, 03/01/34	7,010	7,148,658
Series A-1, AMT, 6.25%, 03/01/34	5,250	5,364,660
Oakland Unified School District/Alameda County, GO, 6.63%, 08/01/21(b)	3,750	3,951,188

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Palomar Community College District, GO, Series D, 5.25%, 08/01/45	$24,540	$30,732,424
Port of Oakland, Refunding RB, Series P, AMT, Senior Lien, 5.00%, 05/01/31	13,010	13,898,843
San Diego County Regional Transportation Commission, Refunding RB, Series A, 5.00%, 04/01/41	35,000	41,818,700
San Diego Public Facilities Financing Authority, Refunding RB
Series A, 5.00%, 05/15/39	10,000	12,205,700
Series A, Subordinate, 5.25%, 08/01/47	13,645	17,142,486
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series A, AMT, 5.00%, 05/01/49	25,000	29,583,000
Series B, AMT, 5.00%, 05/01/41	20,000	22,995,400
Series B, AMT, 5.00%, 05/01/46	20,000	22,534,000
Series E, AMT, 5.00%, 05/01/45	19,700	23,379,960
San Joaquin County Transportation Authority, Refunding RB, Series A, 6.00%, 03/01/21(b)	12,830	13,138,946
San Ramon Valley Unified School District, GO, 4.00%, 08/01/37	23,850	25,990,299
Santa Clara Unified School District, GO, 4.00%, 07/01/48	10,000	11,191,300
State of California, Refunding GO
4.00%, 03/01/36	15,000	18,003,000
5.25%, 10/01/39	20,100	24,470,946
University of California, RB, Series AV, 5.25%, 05/15/42	58,825	72,837,115

		1,283,172,385

Colorado — 2.2%
Arista Metropolitan District, Refunding GO, Series A, 5.13%, 12/01/48	3,500	3,623,550
Broadway Station Metropolitan District No.2, GO, Series A, 5.13%, 12/01/48	5,000	4,931,550
Centerra Metropolitan District No.1, TA, 5.00%, 12/01/47(c)	6,930	6,957,096
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 5.00%, 12/01/35	2,085	2,519,180
Series A, AMT, 5.00%, 12/01/37	25,015	30,032,759
Series A, AMT, 5.00%, 12/01/38	5,250	6,283,515
Series A, AMT, 5.25%, 12/01/43	62,620	75,444,576
City & County of Denver Colorado, COP, Series A, 5.38%, 06/01/43	10,000	11,604,600
City & County of Denver Colorado, Refunding RB, AMT, 5.00%, 10/01/32	36,115	36,362,027
Copperleaf Metropolitan District No.3, GO, Series A, 5.13%, 12/01/47	1,200	1,220,292
Cottonwood Highlands Metropolitan District No.1, GO, Series A, 5.00%, 12/01/49	900	919,566
Mayfield Metropolitan District, GO, Series A, 5.75%, 12/01/50	1,190	1,226,414
Regional Transportation District Sales Tax Revenue, RB, Series A, 3.50%, 11/01/37	75,000	77,723,250
Southlands Metropolitan District No.1, Refunding GO, Series A-1, 5.00%, 12/01/47	3,000	3,139,860

Security	Par (000)	Value

Colorado (continued)
State of Colorado, COP, Series J, 5.25%, 03/15/42	$30,000	$36,455,100
STC Metropolitan District No.2, Refunding GO, Series A, 4.00%, 12/01/29	1,500	1,466,895

		299,910,230

Connecticut — 0.3%
Connecticut State Health & Educational Facilities Authority, Refunding RB(c)
Series G-1, 5.00%, 07/01/39	1,500	1,624,275
Series G-1, 5.00%, 07/01/44	2,000	2,136,360
Series G-1, 5.00%, 07/01/50	2,350	2,498,591
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(c)	3,965	3,763,618
State of Connecticut Special Tax Revenue, RB, Series A, 5.00%, 05/01/38	4,540	5,725,212
State of Connecticut, GO
Series A, 4.00%, 01/15/35	10,000	11,796,200
Series A, 4.00%, 01/15/38	10,000	11,632,400

		39,176,656

Delaware — 0.2%
County of Sussex Delaware, RB, 6.00%, 10/01/40	33,000	33,274,560

District of Columbia — 2.5%
District of Columbia Water & Sewer Authority, Refunding RB
Series B, Sub-Lien, 5.25%, 10/01/40	48,060	57,862,798
Series B, Sub-Lien, 5.25%, 10/01/44	63,075	75,360,748
District of Columbia, GO
Series A, 5.00%, 06/01/41	30,000	36,458,100
Series D, 5.00%, 06/01/42	40,000	49,606,800
Metropolitan Washington Airports Authority, Refunding ARB, Series A, AMT, 5.00%, 10/01/36	12,000	14,538,840
Washington Metropolitan Area Transit Authority, RB
5.00%, 07/01/43	35,480	42,675,699
Series B, 5.00%, 07/01/42	50,000	60,216,500

		336,719,485

Florida — 2.6%
Capital Trust Agency, Inc., RB(c)
5.00%, 07/01/54	2,095	2,170,671
Series A, 5.00%, 06/15/49	4,365	4,640,170
Central Florida Expressway Authority, RB, Series A, Senior Lien, 5.00%, 07/01/44	10,000	12,401,700
City of Tampa Florida, RB, Series A, 5.00%, 11/15/46	12,910	15,111,155
City of Tampa Florida, SAB
5.25%, 05/01/43	11,720	14,702,037
5.25%, 05/01/46	15,430	19,148,630
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/44	8,000	9,557,680
County of Miami-Dade Florida Aviation Revenue, Refunding RB
5.00%, 10/01/41	7,220	8,381,915
Series B, AMT, 5.00%, 10/01/40	100,075	116,748,496
County of Miami-Dade Seaport Department, ARB
Series A, 6.00%, 10/01/38	6,325	7,040,104
Series A, 5.50%, 10/01/42	5,375	5,857,352

2

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
County of Miami-Dade Seaport Department, ARB (continued)
Series B, AMT, 6.25%, 10/01/38	$5,000	$5,562,900
Series B, AMT, 6.00%, 10/01/42	2,350	2,604,529
County of Palm Beach Florida, RB, 5.00%, 04/01/51(c)	4,770	4,759,840
Florida Ports Financing Commission, Refunding RB, Series B, AMT, 5.13%, 06/01/27	10,010	10,315,805
Greater Orlando Aviation Authority, ARB, Sub- Series A, AMT, 5.00%, 10/01/42	54,795	63,910,148
Hillsborough County Port District, ARB, Series A, 5.25%, 06/01/48	8,375	9,914,492
Lakewood Ranch Stewardship District, SAB
4.63%, 05/01/27	1,745	1,881,302
5.00%, 05/01/37(c)	1,655	1,791,653
5.25%, 05/01/37	2,760	3,028,051
4.70%, 05/01/39	1,160	1,247,719
5.13%, 05/01/47(c)	1,990	2,135,290
5.38%, 05/01/47	4,785	5,203,305
4.88%, 05/01/49	1,250	1,339,213
Miami-Dade County Industrial Development Authority, RB, 5.10%, 11/01/43	8,370	8,083,579
Mid-Bay Bridge Authority, RB, Series A, 7.25%, 10/01/21(b)	11,125	11,906,754
Sarasota National Community Development District, Refunding SAB, 4.00%, 05/01/39(d)	1,750	1,816,185
Sterling Hill Community Development District, Refunding SAB, Series B, 5.50%, 11/01/10(e)(f)	147	93,809

		351,354,484

Georgia — 0.8%
City of Atlanta Georgia Airport Passenger Facility Charge, ARB, Series D, AMT, Subordinate, 4.00%, 07/01/35	10,850	12,557,899
City of Atlanta Georgia Department of Aviation, Refunding RB, Series C, 6.00%, 01/01/30	30,000	30,416,400
Metropolitan Atlanta Rapid Transit Authority, Refunding RB, Series A, 4.00%, 07/01/44	36,480	38,852,294
Municipal Electric Authority of Georgia, Refunding RB, Series EE, (AMBAC), 7.00%, 01/01/25	20,000	25,572,200

		107,398,793

Illinois — 6.2%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/42	15,895	16,308,111
Series C, 5.25%, 12/01/39	7,275	7,724,231
Series D, 5.00%, 12/01/46	35,155	36,886,401
Series H, 5.00%, 12/01/36	4,620	4,995,005
Series H, 5.00%, 12/01/46	4,475	4,811,252
Chicago Board of Education, Refunding GO
Series A, 0.00%, 12/01/25(g)	650	559,579
Series A, 0.00%, 12/01/26(g)	4,000	3,369,720
Series A, 0.00%, 12/01/27(g)	500	396,045
Series A, 5.00%, 12/01/28	11,160	12,614,483
Series A, 5.00%, 12/01/30	365	410,581
Series B, 5.00%, 12/01/26	2,000	2,241,420
Series B, 5.00%, 12/01/28	2,060	2,328,480
Series B, 5.00%, 12/01/29	2,000	2,265,880
Series B, 5.00%, 12/01/30	2,000	2,249,760
Series B, 4.00%, 12/01/35	11,640	11,711,819
Series C, 5.00%, 12/01/23	4,310	4,623,251
Series C, 5.00%, 12/01/24	4,445	4,852,162

Security	Par (000)	Value

Illinois (continued)
Chicago Board of Education, Refunding GO (continued)
Series C, 5.00%, 12/01/25	$12,760	$14,143,694
Series C, 5.00%, 12/01/26	3,060	3,433,473
Series F, 5.00%, 12/01/24	9,585	10,462,986
Series G, 5.00%, 12/01/34	5,000	5,415,600
Chicago O’Hare International Airport, ARB
Series C, 3rd Lien, 6.50%, 01/01/21(b)	29,835	30,301,918
Series D, Senior Lien, 5.25%, 01/01/42	49,415	57,704,860
Chicago O’Hare International Airport, Refunding ARB, Series C, AMT, Senior Lien, 5.50%, 01/01/34	5,380	5,894,167
Chicago O’Hare International Airport, Refunding RB
Series B, Senior Lien, 5.00%, 01/01/35	4,250	4,935,270
Series B, Senior Lien, 5.00%, 01/01/38	30,000	34,901,400
Series B, Senior Lien, 5.00%, 01/01/39	59,885	69,435,460
County of Cook Illinois, RB, 6.75%, 10/15/40(a)	5,955	5,961,390
Illinois Finance Authority, RB
4.00%, 12/01/36	10,810	12,865,521
6.75%, 10/15/40	7,795	7,803,434
Series A, 6.13%, 04/01/21(b)	11,935	12,288,037
Series A, 5.25%, 07/01/23(b)	8,370	9,525,479
Series A, (AGM), 6.00%, 08/15/41	19,285	20,119,076
Series A, 6.00%, 08/15/41	6,500	6,777,225
Illinois Finance Authority, Refunding RB
Series A, 4.00%, 10/01/38	24,500	26,837,055
Series A, 5.00%, 07/15/42	23,695	28,616,688
Series A, 4.00%, 10/01/49	30,000	31,608,000
Series C, 5.00%, 02/15/41	28,920	34,223,928
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/38	4,000	4,347,640
Series A, 5.00%, 01/01/40	18,000	20,853,540
Series A, 5.00%, 01/01/42	53,255	64,130,736
Series B, 5.00%, 01/01/40	21,000	24,543,330
Series B, 5.00%, 01/01/41	28,000	33,120,080
Metropolitan Pier & Exposition Authority, Refunding RB, 5.00%, 06/15/42	5,000	5,700,050
Railsplitter Tobacco Settlement Authority, RB
6.00%, 06/01/21(b)	18,485	19,200,924
5.00%, 06/01/26	15,000	18,320,700
State of Illinois, GO
5.50%, 05/01/39	9,040	10,003,845
Series A, 5.00%, 11/01/29	27,500	30,543,425
State of Illinois, GO, BAB, Series B, 5.00%, 11/01/32	14,000	15,273,440
State of Illinois, Refunding GO
5.00%, 02/01/26	10,750	11,780,387
5.00%, 02/01/28	5,020	5,510,203
Series A, 5.00%, 10/01/28	19,250	21,331,310
Village of Hodgkins Illinois, RB, AMT, 6.00%, 11/01/23	5,435	5,458,534

		841,720,985

Indiana — 0.1%
City of Valparaiso Indiana, RB
AMT, 6.75%, 01/01/34	3,870	4,209,089
AMT, 7.00%, 01/01/44	7,330	8,070,990

		12,280,079

Iowa — 2.0%
Iowa Finance Authority, RB, 5.50%, 07/01/33	18,750	21,033,750

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iowa (continued)
Iowa Finance Authority, Refunding RB
5.25%, 12/01/25	$2,500	$2,625,275
Series B, 5.25%, 12/01/50(a)	47,270	49,616,483
Iowa Tobacco Settlement Authority, Refunding RB, Series C, 5.63%, 06/01/46	14,810	14,828,068
PEFA, Inc., RB, 5.00%, 09/01/49(a)	155,000	188,394,750

		276,498,326

Kentucky(a) — 1.6%
County of Carroll Kentucky, Refunding RB
AMT, 1.20%, 02/01/32	39,698	39,739,484
AMT, 1.20%, 10/01/34	30,000	30,027,300
Kentucky Public Energy Authority, RB
Series A-1, 4.00%, 12/01/49	45,000	50,965,650
Series C-1, 4.00%, 12/01/49	82,760	93,652,044

		214,384,478

Louisiana — 0.4%
Juban Crossing Economic Development District, Refunding RB, Series C, 7.00%, 09/15/44(c)	2,435	2,181,711
Louisiana Local Government Environmental Facilities & Community Development Auth, RB, Series A-1, 6.50%, 11/01/35	17,185	17,256,146
Louisiana Local Government Environmental Facilities & Community Development Auth, Refunding RB, 0.88%, 02/01/46(a)	21,580	21,698,259
Louisiana Public Facilities Authority, RB(c)
Series A, 5.00%, 04/01/39	1,425	1,454,298
Series A, 5.00%, 06/01/39	1,300	1,308,177
Series A, 5.00%, 04/01/49	2,800	2,808,064
Series A, 5.00%, 06/01/49	3,000	2,890,200
Series A, 5.00%, 06/01/58	4,500	4,288,635

		53,885,490

Maine — 0.0%
Maine Health & Higher Educational Facilities Authority, RB, 7.50%, 07/01/32	5,365	5,523,804

Maryland — 0.1%
City of Baltimore Maryland, Refunding RB
Series A, 4.50%, 09/01/33	2,735	2,797,358
Series A, 5.00%, 09/01/38	1,400	1,450,106
Maryland Health & Higher Educational Facilities Authority, RB, Series B, (NPFGC), 7.00%, 07/01/22(h)	2,035	2,248,919
Maryland Health & Higher Educational Facilities Authority, Refunding RB, 6.25%, 01/01/21(b)	11,000	11,165,330

		17,661,713

Massachusetts — 4.0%
Commonwealth of Massachusetts, GO
Series A, 5.25%, 04/01/42	42,000	51,934,680
Series A, 5.25%, 04/01/47	93,350	114,651,536
Series E, 5.25%, 09/01/43	92,000	117,072,760
Massachusetts Development Finance Agency, RB, Series A, 5.25%, 01/01/42	9,655	10,909,764
Massachusetts Development Finance Agency, Refunding RB
5.00%, 10/01/37(c)	1,000	1,062,160
5.00%, 10/01/47(c)	1,250	1,309,425
Series A, 4.00%, 07/15/36	46,000	53,405,540
Massachusetts School Building Authority, RB Series B, 5.25%, 02/15/48	70,505	87,831,604

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts School Building Authority, RB (continued)
Sub-Series B, 4.00%, 02/15/41	$12,420	$13,497,187
Sub-Series B, 4.00%, 02/15/42	10,000	10,847,800
University of Massachusetts Building Authority, Refunding RB
Series 1, 5.25%, 11/01/42	58,840	73,247,562
Series 1, 5.25%, 11/01/47	14,425	17,590,133

		553,360,151

Michigan — 1.3%
Michigan Finance Authority, RB, 4.00%, 02/15/44	60,000	67,575,000
Michigan Finance Authority, Refunding RB
5.00%, 11/15/41	40,000	47,024,800
Series A, 5.00%, 12/01/37	25,000	30,444,750
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	16,470	19,004,239
Royal Oak Hospital Finance Authority, Refunding RB, Series D, 5.00%, 09/01/39	10,010	11,205,194

		175,253,983

Montana — 0.0%
City of Kalispell Montana, Refunding RB
Series A, 5.25%, 05/15/37	405	409,585
Series A, 5.25%, 05/15/47	1,500	1,465,860
Series A, 5.25%, 05/15/52	1,500	1,453,650

		3,329,095

Nebraska — 0.2%
Omaha Public Power District Nebraska City
Station Unit 2, Refunding RB
Series A, 5.25%, 02/01/42	10,000	11,646,300
Series A, 5.25%, 02/01/46	10,000	11,603,200

		23,249,500

Nevada(c) — 0.0%
Nevada Department of Business & Industry, RB
Series A, 5.00%, 07/15/37	875	926,336
Series A, 5.00%, 07/15/47	1,400	1,454,166
State of Nevada Department of Business & Industry, RB
Series A, 4.50%, 12/15/29	380	400,722
Series A, 5.00%, 12/15/38	1,080	1,110,780

		3,892,004

New Hampshire(c) — 0.1%
New Hampshire Business Finance Authority, Refunding RB
Series B, 4.63%, 11/01/42	9,085	9,302,767
Series C, AMT, 4.88%, 11/01/42	3,700	3,812,628

		13,115,395

New Jersey — 2.9%
Cape May County Industrial Pollution Control Financing Authority, Refunding RB, Series A, (NPFGC), 6.80%, 03/01/21	5,000	5,130,300
New Jersey Economic Development Authority, RB Series WW, 5.25%, 06/15/40	14,145	15,600,803
AMT, 5.13%, 09/15/23	4,125	4,252,586
New Jersey Economic Development Authority, Refunding RB, Series BBB, 5.50%, 06/15/30	45,895	54,425,045
New Jersey Health Care Facilities Financing Authority, Refunding RB 6.00%, 07/01/21(b)	33,185	34,640,162

4

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
New Jersey Health Care Facilities Financing Authority, Refunding RB (continued)
Series A, 6.00%, 07/01/21(b)	$1,200	$1,252,392
Series A, 5.00%, 07/01/35	7,375	8,964,386
Series A, 5.00%, 07/01/38	11,950	14,392,699
Series A, 5.00%, 07/01/39	22,245	26,708,904
Series A, 5.00%, 07/01/43	10,000	11,578,600
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series 1, AMT, 5.75%, 12/01/27	215	224,000
Series 1, AMT, 5.75%, 12/01/28	175	182,266
New Jersey Transportation Trust Fund Authority, RB
Series A, 6.00%, 06/15/21(b)	2,155	2,243,506
Series AA, 5.50%, 06/15/39	39,890	43,273,470
Series BB, 4.00%, 06/15/44	25,000	26,262,250
Series BB, 5.00%, 06/15/44	20,000	22,676,200
Series C, 5.25%, 06/15/32	19,810	22,198,492
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 5.00%, 06/15/30	20,000	23,019,800
New Jersey Turnpike Authority, RB, Series A, 4.00%, 01/01/48	15,000	16,548,900
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	18,260	21,219,216
Series A, 5.25%, 06/01/46	20,350	24,021,954
Sub-Series B, 5.00%, 06/01/46	10,400	11,730,056

		390,545,987

New Mexico — 0.5%
City of Farmington New Mexico, Refunding RB(a)
Series C, 1.15%, 06/01/40	12,000	12,086,280
Series D, 1.10%, 06/01/40	16,000	16,087,040
Series E, 1.15%, 06/01/40	9,335	9,402,959
Series F, AMT, 1.20%, 06/01/40	2,000	2,004,960
County of Santa Fe New Mexico, RB, (AGM), 6.00%, 02/01/27	205	242,135
New Mexico Municipal Energy Acquisition Authority, Refunding RB, Series A, 5.00%, 11/01/39(a)	20,000	23,853,600

		63,676,974

NewYork — 17.2%
Battery Park City Authority, Refunding RB, Series B, 5.00%, 11/01/38	3,265	4,251,389
City of New York, GO
Series D, 5.00%, 12/01/44	17,915	21,404,305
Sub-Series F-1, 5.00%, 04/01/43	65,000	77,506,000
Hudson Yards Infrastructure Corp., RB
5.25%, 02/15/47	13,645	13,860,045
5.75%, 02/15/47	3,435	3,495,490
Hudson Yards Infrastructure Corp., Refunding RB
Series A, 5.00%, 02/15/37	10,420	12,305,395
Series A, 5.00%, 02/15/42	25,825	30,141,132
Long Island Power Authority, Refunding RB, Series B, 0.85%, 09/01/50(a)	17,500	17,787,000
Metropolitan Transportation Authority, RB, Series A-1, 5.25%, 11/15/39	10,000	10,321,400
Metropolitan Transportation Authority, Refunding RB Series C-1, 5.25%, 11/15/55	74,930	80,889,183

Security	Par (000)	Value

NewYork (continued)
Metropolitan Transportation Authority, Refunding RB (continued)
Series C-2A, 4.00%, 11/15/38	$1,500	$1,458,645
New York City Transitional Finance Authority Building Aid Revenue, RB
Series S-1, 5.00%, 07/15/37	25,000	26,844,500
Series S-1B, 4.00%, 07/15/40	10,000	11,599,400
Series S-3, Subordinate, 5.25%, 07/15/45	31,165	38,432,678
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
4.00%, 05/01/45	15,000	17,359,800
Series B-1, 4.00%, 11/01/39	35,000	40,510,750
Series B-1, 4.00%, 08/01/42	10,350	11,609,802
Series B-1, 4.00%, 11/01/42	40,000	45,774,000
Series B-1, 4.00%, 11/01/43	24,335	27,803,711
Series A-3, Subordinate, 4.00%, 05/01/41	5,000	5,708,100
Series C-1, Subordinate, 4.00%, 11/01/42	20,925	23,797,375
Series C-3, Subordinate, 5.00%, 05/01/40	20,000	24,213,800
New York City Water & Sewer System, RB
Series AA, 4.00%, 06/15/42	25,500	29,917,110
Series AA, 4.00%, 06/15/43	33,500	39,310,575
New York City Water & Sewer System, Refunding RB
5.00%, 06/15/40	11,000	14,155,130
4.00%, 06/15/41	20,000	23,817,400
4.00%, 06/15/42	64,105	76,039,428
Series CC, 4.00%, 06/15/42	30,990	36,366,145
Series CC, 5.25%, 06/15/46	63,465	77,410,164
Series CC-1, 5.00%, 06/15/37	25,000	30,585,500
Series CC-1, 5.25%, 06/15/37	40,000	49,646,400
Series DD-2, 5.00%, 06/15/40	43,865	54,361,017
Series EE, 5.25%, 06/15/36	15,500	19,482,260
Series EE, 5.00%, 06/15/40	37,240	45,969,801
Series FF, 5.00%, 06/15/40	29,790	37,013,479
New York Counties Tobacco Trust IV, Refunding RB
Series A, 6.25%, 06/01/41(c)	7,900	7,908,690
Series A, 5.00%, 06/01/45	16,695	16,694,332
New York Counties Tobacco Trust VI, Refunding RB, Series A-2-B, 5.00%, 06/01/51	4,325	4,381,485
New York Liberty Development Corp., Refunding RB, Class 1, 5.00%, 11/15/44(c)	27,050	27,748,702
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/45	59,825	70,261,471
New York State Dormitory Authority, RB
Series A, 5.00%, 03/15/43	19,020	22,715,015
Series B, Subordinate, 5.00%, 03/31/21	129,950	133,038,912
New York State Dormitory Authority, Refunding RB
Series A, 5.25%, 03/15/39	5,000	6,215,500
Series A, 5.00%, 03/15/41	10,000	12,280,700
Series E, 5.00%, 03/15/41	20,150	24,826,009
Series E, 5.00%, 03/15/44	10,000	12,212,300
New York State Environmental Facilities Corp., Refunding RB, 5.00%, 06/15/42	10,000	12,307,100
New York State Thruway Authority, Refunding RB
Series B, Subordinate, 4.00%, 01/01/38	26,485	30,504,099
Series B, Subordinate, 4.00%, 01/01/39	27,965	32,182,122
Series B, Subordinate, 4.00%, 01/01/41	29,505	33,730,706

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

NewYork (continued)
New York State Thruway Authority, Refunding RB (continued)
Series B, Subordinate, 4.00%, 01/01/45	$10,000	$11,275,100
New York State Urban Development Corp., RB, Series A, 4.00%, 03/15/45	53,295	61,072,339
New York State Urban Development Corp., Refunding RB
5.00%, 03/15/47	60,000	74,935,800
Series A, 4.00%, 03/15/42	12,000	13,872,720
Series A, 4.00%, 03/15/44	33,250	38,085,548
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	9,610	10,283,661
AMT, 5.00%, 10/01/40	27,095	28,789,250
AMT, 4.38%, 10/01/45	1,605	1,606,428
Niagara Area Development Corp., Refunding RB, Series A, AMT, 4.75%, 11/01/42(c)	5,190	5,256,380
Port Authority of New York & New Jersey, ARB
217th Series, 4.00%, 11/01/41	12,390	14,262,501
217th Series, 5.00%, 11/01/44	25,000	31,131,250
218th Series, AMT, 5.00%, 11/01/32	12,415	15,631,230
218th Series, AMT, 4.00%, 11/01/41	17,705	19,912,282
218th Series, AMT, 5.00%, 11/01/44	50,000	60,811,500
Port Authority of New York & New Jersey, Refunding ARB
194th Series, 5.25%, 10/15/55	30,000	34,750,200
169th Series, AMT, 5.00%, 10/15/36	7,195	7,479,778
Port Authority of New York & New Jersey, Refunding RB, 213th Series, 5.00%, 09/01/37	21,320	26,596,060
Sales Tax Asset Receivable Corp., Refunding RB, Series A, 4.00%, 10/15/32	100,000	112,762,000
Suffolk County Water Authority, Refunding RB, Series A, 3.75%, 06/01/36	20,000	21,634,400
Triborough Bridge & Tunnel Authority, RB
Series C, 4.00%, 11/15/40	15,000	17,447,550
Series C, 4.00%, 11/15/41	25,000	29,041,250
Series C, 3.00%, 11/15/46	23,995	25,210,107
Series C, 3.00%, 11/15/47	25,000	26,193,000
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.25%, 11/15/45	7,805	9,076,669
Series B, 5.00%, 11/15/38	9,800	11,745,496
Series C-2, 5.00%, 11/15/42	78,400	94,626,448
Utility Debt Securitization Authority, Refunding RB, Series TE, Restructured, 5.00%, 12/15/41	20,000	22,680,400
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 5.13%, 06/01/51	2,500	2,718,900

		2,357,043,699

North Carolina — 0.2%
North Carolina Capital Facilities Finance Agency, Refunding RB, Series B, 5.00%, 04/01/22(b)	23,570	25,258,555
North Carolina Medical Care Commission, RB
5.00%, 10/01/40	1,050	1,143,618
5.00%, 10/01/45	1,000	1,078,570
5.00%, 10/01/50	1,500	1,602,765

		29,083,508

Security	Par (000)	Value

Ohio — 1.5%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	$114,045	$120,881,998
Butler County Port Authority, RB(c)
Series A-1, 6.38%, 01/15/43	1,500	1,408,305
Series A-1, 6.50%, 01/15/52	3,335	3,174,186
County of Lucas Ohio, Refunding RB(b)
Series A, 5.75%, 11/15/21	500	531,000
Series A, 6.00%, 11/15/21	4,415	4,701,490
Series A, 6.50%, 11/15/21	12,690	13,584,391
Ohio Air Quality Development Authority, RB(c)
AMT, 4.50%, 01/15/48	1,480	1,577,532
AMT, 5.00%, 07/01/49	16,560	16,778,095
Ohio State University, RB, Series A, 4.00%, 06/01/43	35,185	37,501,932
Ohio Turnpike & Infrastructure Commission, RB, Series A-1, Junior Lien, 5.25%, 02/15/39	7,500	8,285,775

		208,424,704

Oregon — 0.3%
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 27-A, AMT, 5.00%, 07/01/45	34,060	41,143,799

Pennsylvania — 2.0%
Allentown Neighborhood Improvement Zone Development Authority, RB(c)
5.00%, 05/01/27	3,250	3,574,643
5.00%, 05/01/32	3,750	3,965,775
5.00%, 05/01/42	6,305	6,557,767
City of Philadelphia, RB, Series A, 4.00%, 06/30/21	11,350	11,664,395
Northampton County Industrial Development Authority, TA, 7.00%, 07/01/32	2,055	2,198,480
Pennsylvania Economic Development Financing Authority, RB, AMT, 0.45%, 08/01/45(a)	18,625	18,620,549
Pennsylvania Turnpike Commission, RB
6.00%, 12/01/20(b)	1,195	1,206,448
Series A, 5.25%, 12/01/44	32,500	41,016,950
Series B, 5.25%, 12/01/39	3,560	4,062,565
Series B, 5.00%, 12/01/45(d)	9,500	11,965,440
Sub-Series A, 5.50%, 12/01/46	46,430	56,177,514
School District of Philadelphia, RB, Series A, 4.00%, 06/30/21	114,705	117,873,152

		278,883,678

Puerto Rico — 3.1%
Children’s Trust Fund, RB, Series B, 0.00%, 05/15/57(g)	386,000	15,254,720
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, RB
Series A-1, Restructured, 0.00%, 07/01/24(g)	4,000	3,643,840
Series A-1, Restructured, 0.00%, 07/01/46(g)	264,048	74,546,031
Series A-1, Restructured, 0.00%, 07/01/51(g)	203,131	41,436,693
Series A-1, Restructured, 4.75%, 07/01/53	78,205	81,386,379
Series A-1, Restructured, 5.00%, 07/01/58	98,457	104,026,712
Series A-2, Restructured, 4.33%, 07/01/40	48,060	49,069,741

6

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, RB (continued)
Series A-2, Restructured, 4.78%, 07/01/58	$50,843	$52,956,544
Series B-1, Restructured, 0.00%, 07/01/46(g)	18,123	5,105,793

		427,426,453

Rhode Island — 0.2%
Rhode Island Student Loan Authority, RB, Series A, AMT, 2.88%, 12/01/35	20,850	20,666,937
Tobacco Settlement Financing Corp, Refunding RB, Series B, 5.00%, 06/01/50	10,000	10,692,600

		31,359,537

South Carolina — 1.3%
Patriots Energy Group Financing Agency, RB, Series A, 4.00%, 10/01/48(a)	122,500	135,502,150
South Carolina Jobs-Economic Development Authority, Refunding RB
5.25%, 11/15/37	6,005	6,285,373
Series A, (AGM), 6.25%, 08/01/21(b)	1,525	1,603,309
Series A, (AGM), 6.50%, 08/01/21(b)	4,455	4,693,031
Series A, 5.00%, 05/01/43	10,000	11,615,300
South Carolina Transportation Infrastructure Bank, Refunding RB, Series 2003B, 0.55%, 10/01/31(i)	16,000	15,921,504

		175,620,667

Tennessee — 0.8%
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue, Refunding RB, 4.00%, 07/01/43	49,005	52,663,713
Tennergy Corp, RB, Series A, 5.00%, 02/01/50(a)	47,500	55,503,750

		108,167,463

Texas — 8.8%
Central Texas Turnpike System, Refunding RB, Series A, 5.00%, 08/15/39	25,000	32,103,250
City of Houston Texas Combined Utility System Revenue, Refunding RB, Series B, 1st Lien, 5.00%, 11/15/42	25,000	30,922,250
Dallas Fort Worth International Airport, ARB, Series D, AMT, 5.00%, 11/01/21(b)	29,555	31,048,414
Dallas Fort Worth International Airport, Refunding RB, 4.00%, 11/01/34	15,000	17,816,250
Fort Bend Independent School District, Refunding GO, Series B, (PSF-GTD), 0.88%, 08/01/50(a)	5,625	5,761,800
Harris County Cultural Education Facilities Finance Corp., RB
Series B, 7.00%, 01/01/23(b)	3,700	4,262,437
Series B, 6.38%, 01/01/33	465	495,276
Harris County Flood Control District, Refunding GO, Series A, 4.00%, 10/01/45	15,000	17,775,750
Lower Colorado River Authority, Refunding RB, 5.50%, 05/15/30	6,085	6,880,188
Mission Economic Development Corp., RB, Series A, AMT, 0.50%, 05/01/50(a)	9,545	9,542,929
Mission Economic Development Corp., Refunding RB
AMT, 0.50%, 01/01/26(a)	5,395	5,393,829
AMT, Senior Lien, 4.63%, 10/01/31(c)	13,495	14,176,902
New Hope Cultural Education Facilities Finance Corp., RB(c)
Series A, 5.00%, 08/15/37	2,000	2,014,640
Series A, 5.13%, 08/15/47	3,085	3,100,178

Security	Par (000)	Value

Texas (continued)
North Texas Tollway Authority, RB, Series A, 6.00%, 09/01/21(b)	$4,815	$5,070,003
North Texas Tollway Authority, Refunding RB, 6.00%, 01/01/21(b)	11,490	11,654,997
Pasadena Independent School District, Refunding GO, (PSF-GTD), 5.00%, 02/15/43	25,000	27,391,250
State of Texas, RB, 4.00%, 08/26/21	700,000	723,898,000
Tarrant County Cultural Education Facilities Finance Corp., RB, Series B, 5.00%, 07/01/43	35,000	42,251,650
Texas Water Development Board, RB
4.00%, 10/15/45(d)	91,285	108,992,464
5.25%, 10/15/46	62,000	77,140,400
Series A, 5.00%, 10/15/42	10,000	12,521,600
Series A, 4.00%, 10/15/49	10,000	11,693,300

		1,201,907,757

Utah — 0.9%
County of Utah, RB
Series A, 4.00%, 05/15/43	7,275	8,532,556
Series A, 5.00%, 05/15/43	5,400	6,894,666
Series B, 5.00%, 05/15/46	30,000	35,193,300
County of Utah, Refunding RB, Series A, 5.00%, 05/15/41	44,970	53,054,707
Utah Charter School Finance Authority, RB, 5.63%, 06/15/54(c)	4,940	4,798,469
Utah Charter School Finance Authority, Refunding RB(c)
5.25%, 06/15/37	3,795	4,130,440
5.38%, 06/15/48	4,740	5,058,054

		117,662,192

Virginia — 0.2%
Ballston Quarter Community Development Authority, TA, Series A, 5.50%, 03/01/46	1,815	1,731,347
Hanover County Economic Development Authority, Refunding RB
5.00%, 07/01/38	125	127,522
5.00%, 07/01/48	370	372,538
Virginia Small Business Financing Authority, RB, AMT, Senior Lien, 6.00%, 01/01/37	25,515	27,327,586

		29,558,993

Washington — 1.9%
City of Tacoma Washington Electric System Revenue, Refunding RB, Series A, 4.00%, 01/01/42	52,415	56,154,286
City of Tacoma Washington Water Revenue, Refunding RB, 4.00%, 12/01/43	50,535	53,798,550
Port of Seattle Washington, ARB, Series C, AMT, Intermediate Lien, 5.25%, 05/01/42	48,000	56,306,400
State of Washington, GO, Series E, 4.00%, 02/01/43	23,000	24,564,000
University of Washington, Refunding RB, Series A, 5.25%, 12/01/46	23,385	28,617,160
Washington Health Care Facilities Authority, RB
Series A, 6.75%, 05/15/21(b)	16,000	16,652,320
Series A, 5.75%, 01/01/45	21,355	23,885,995

		259,978,711

Wisconsin(c) — 0.3%
Public Finance Authority, RB
7.00%, 11/01/46	6,385	6,761,970
Series A, 6.25%, 10/01/31	1,715	1,791,575
Series A, 5.25%, 03/01/45	3,325	3,497,335

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin (continued)
Public Finance Authority, RB (continued)
Series A, 7.00%, 10/01/47	$1,715	$1,759,076
Series A, 5.63%, 06/15/49	12,360	11,864,364
Series A, 5.38%, 07/15/52	6,760	7,018,097
Series A, 5.25%, 03/01/55	9,500	9,882,850
Public Finance Authority, Refunding RB, 5.00%, 03/01/37	760	796,016

		43,371,283

Total Municipal Bonds — 82.9% (Cost: $10,761,588,524)		11,341,380,898

Municipal Bonds Transferred to Tender Option Bond Trusts(j)

California — 0.9%
University of California, RB, Series M, 5.00%, 05/15/42	100,000	121,678,000

Nevada — 0.7%
County of Clark Nevada, GO, Series A, 5.00%, 06/01/43	74,740	90,560,216

Texas — 0.7%
Grand Parkway Transportation Corp., RB, Series A, 5.00%, 10/01/43(k)	79,060	98,541,965

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 2.3% (Cost: $283,403,514)		310,780,181

Total Long-Term Investments — 85.2% (Cost: $11,044,992,038)		11,652,161,079

	Shares

Short-Term Securities

Money Market Funds — 15.3%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(l)(m)	2,094,582,026	2,095,000,943

Total Short-Term Securities — 15.3% (Cost: $2,094,289,997)		2,095,000,943

Total Investments — 100.5% (Cost: $13,139,282,035)		13,747,162,022

Other Assets Less Liabilities — 0.4%		64,989,511

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (0.9)%		(126,947,653)

Net Assets — 100.0%		$13,685,203,880

(a)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	When-issued security.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	Zero-coupon bond.
(h)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(i)	Variable rate security. Rate shown is the rate in effect as of period end.
(j)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(k)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires on April 1, 2026, is $41,561,403.

(l)	Affiliate of the Fund.
(m)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 06/30/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$2,578,972,237	$—	$(483,971,293	)(a)	$(51,672)	$51,671	$2,095,000,943	2,094,582,026	$118,171	$—

(a)	Represents net amount purchased (sold).

8

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock National Municipal Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	4,975	12/21/20	$694,168	$(2,593,956)
Long U.S. Treasury Bond	1,564	12/21/20	275,704	(7,406)

				$(2,601,362)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$11,341,380,898	$—	$11,341,380,898
Municipal Bonds Transferred to Tender Option Bond Trusts	—	310,780,181	—	310,780,181
Short-Term Securities
Money Market Funds	2,095,000,943	—	—	2,095,000,943

	$2,095,000,943	$11,652,161,079	$—	$13,747,162,022

Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$(2,601,362)	$—	$—	$(2,601,362)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAB	Build America Bond

Portfolio Abbreviation (continued)

COP	Certificates of Participation

GO	General Obligation Bonds

NPFGC	National Public Finance Guarantee Corp.

PSF-GTD	Permanent School Fund Guaranteed

RB	Revenue Bond

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock National Municipal Fund

Portfolio Abbreviation (continued)

SAB	Special Assessment Bonds

TA	Tax Allocation

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